Cash and cash equivalents (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 6,311,744	$ 7,945,885	$ 8,410,467	$ 6,550,450
AAA [Member]
Cash and cash equivalents	3,092,236	2,807,170
BBB [Member]
Cash and cash equivalents	1,305,037	0
A1 [Member]
Cash and cash equivalents	907,453	2,922,714
BRC One Plus [Member]
Cash and cash equivalents	470,623	1,152,593
F One Plus [Member]
Cash and cash equivalents	222,454	0
A-2 [Member]
Cash and cash equivalents	147,186	27,350
AA [Member]
Cash and cash equivalents	107,520	0
F One [Member]
Cash and cash equivalents	48,566	896,231
AA Three [Member]
Cash and cash equivalents	0	99,029
AA Two [Member]
Cash and cash equivalents	0	27,868
F Two [Member]
Cash and cash equivalents	0	180
Other [Member]
Cash and cash equivalents	$ 10,669	$ 12,750